SEGMENT INFORMATION	9 Months Ended
Mar. 31, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION

14.   SEGMENT INFORMATION

The following tables present information with respect to the Group´s reporting segments:

	Seed and
	integrated	Crop	Crop
Period ended March 31, 2023	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	35,747,136	160,300,954	118,129,740	314,177,830
Royalties	198,630	—	—	198,630
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	145,985	448,227	378,159	972,371
Changes in the net realizable value of agricultural products after harvest	(414,416)	(1,320,404)	(1,113,990)	(2,848,810)
Total	35,677,335	159,428,777	117,393,909	312,500,021

Cost of sales	(15,876,212)	(106,523,851)	(48,554,833)	(170,954,896)
Gross profit per segment	19,801,123	52,904,926	68,839,076	141,545,125
% Gross margin	56%	33%	59%	45%

	Seed and
	integrated	Crop	Crop
Period ended March 31, 2022	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	30,011,078	121,518,891	75,341,240	226,871,209
Royalties	27,525	—	—	27,525
Others
Initial recognition and changes in the fair value of biological assets	1,099,009	2,321,075	763,303	4,183,387
Changes in the net realizable value of agricultural products after harvest	(1,559,106)	(337,904)	(133,495)	(2,030,505)
Total	29,578,506	123,502,062	75,971,048	229,051,616

Cost of sales	(12,921,789)	(85,378,223)	(40,738,875)	(139,038,887)
Gross profit per segment	16,656,717	38,123,839	35,232,173	90,012,729
% Gross margin	56%	31%	46%	39%